UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Global Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 93.8%

	Bahamas — 0.1%
5,400	Steiner Leisure (1)	262,548

	Bermuda — 0.8%
16,352	Accenture Class A	967,057
20,000	Arch Capital Group (1)	676,000
11,200	Aspen Insurance Holdings	290,080
34,600	Assured Guaranty	489,590
9,100	Axis Capital Holdings	290,017
4,900	Endurance Specialty Holdings	199,626
8,700	Helen of Troy (1)	280,575
12,100	Montpelier Re Holdings	208,846
1,900	PartnerRe	126,958
3,200	SeaCube Container Leasing	46,432
4,800	Textainer Group Holdings	124,560
19,900	Xyratex	189,647
		3,889,388
	Canada — 3.0%
1,600	AG Growth International	75,099
1,100	Agrium	96,315
14,600	ARC Resources	380,863
8,600	Atco Class I	554,781
2,600	Bank of Montreal	163,450
8,100	Baytex Energy Trust	452,375
20,700	Bird Construction	257,964
2,800	Canaccord Financial (1)	37,826
3,000	Canadian National Railway	225,071
21,100	Canadian Oil Sands Trust	576,941
1,000	Canadian Utilities Class A	59,043
6,200	Canadian Western Bank	197,707
21,900	CGI Group Class A (1)	471,071
17,300	CI Financial	401,293
1,900	Cominar REIT	44,988
2,500	Crescent Point Energy	112,446
10,200	Davis & Henderson Income	196,544
19,600	Daylight Energy	188,015
4,000	Domtar	319,800
12,700	Freehold Royalties Trust	267,592
6,400	GMP Capital	77,076
9,900	Great-West Lifeco	247,474
9,900	IGM Financial	498,680
5,900	Industrial Alliance Insurance and Financial Services	232,935
6,700	Inmet Mining	463,015
4,600	Just Energy Group	65,515
700	Laurentian Bank of Canada	31,419
17,400	Metro Class A	863,167
29,300	Migao (1)	141,452
3,100	National Bank of Canada	240,397
3,300	North West	69,912
1,100	Northern Property REIT	35,399
2,400	Pason Systems	37,072
4,700	Pembina Pipeline	124,231
12,400	Petrominerales	395,803
14,500	Peyto Exploration & Development	353,807
1,800	PHX Energy Services	19,585
8,500	Power Corp. of Canada	225,652
7,700	Power Financial	227,315
4,300	Primaris REIT	93,034
16,896	Research In Motion (1)	423,417
10,100	Rogers Communications Class B	385,850
14,600	Saputo	684,208
3,400	Silver Wheaton	122,520
11,400	Silvercorp Metals	118,429
116,500	Sino-Forest (1)	890,617
7,200	Sprott	62,733
7,200	Tim Hortons	345,096
5,900	TMX Group	269,637
1,200	TransCanada	50,443
3,200	Trican Well Service	83,812
20,100	Trinidad Drilling	210,283
19,100	Uranium One	67,407
4,879	Vermilion Energy	244,793
42,700	Yamana Gold	556,276
105,100	Yellow Media	228,933
1,700	Zargon Oil & Gas Trust	34,342
22,100	Zarlink Semiconductor (1)	84,938
		14,385,858
	Cayman Islands — 0.1%
4,500	Herbalife	250,740

	China — 0.1%
10,000	China Automotive Systems (1)	75,300
20,200	China Information Technology (1)	43,026
11,600	China Sky One Medical (1)	34,916
11,700	China-Biotics (1)	30,888
8,100	Fushi Copperweld (1)	57,267
27,400	Zhongpin (1)	283,042
		524,439
	Guernsey — 0.1%
13,700	Amdocs (1)	431,961

Shares		Value $

	Ireland — 0.1%
400	Covidien	20,316
21,300	Seagate Technology	295,857
16,300	XL Group	334,476
		650,649
	Israel — 0.1%
10,500	Teva Pharmaceutical Industries ADR	489,720

	Puerto Rico — 0.0%
6,600	First BanCorp (1)	29,040
8,400	Triple-S Management Class B (1)	181,188
		210,228
	Russia — 0.1%
20,900	CTC Media	440,154

	Switzerland — 0.7%
21,600	ACE	1,446,768
8,400	Allied World Assurance Holdings	457,380
19,988	Garmin	652,209
13,800	Noble	508,806
4,600	Transocean	283,176
2,200	Tyco International	97,438
		3,445,777
	United Kingdom — 0.0%
4,352	Ensco International ADR	231,744

	United States — 88.6%
	Consumer Discretionary — 8.7%
22,300	Activision Blizzard	264,032
11,000	Advance Auto Parts	604,670
10,606	Amazon.com (1)	2,360,047
2,500	America’s Car-Mart (1)	84,600
10,000	Apollo Group Class A (1)	508,300
4,200	Ascena Retail Group (1)	135,744
5,500	Autoliv	363,880
13,700	Bed Bath & Beyond (1)	801,313
15,300	Bridgepoint Education (1)	378,828
5,400	Buckle	239,274
18,500	Career Education (1)	419,765
13,100	Coach	845,736
73,900	Comcast Class A	1,775,078
10,900	Cooper Tire & Rubber	183,774
13,200	Darden Restaurants	670,560
800	Deckers Outdoor (1)	79,400
1,600	Destination Maternity	26,272
8,300	DeVry	515,762
13,956	DIRECTV (1)	707,290
10,600	Discovery Communications Class A (1)	421,880
6,750	Dollar Tree (1)	447,053
900	Dorman Products (1)	32,157
20,400	Exide Technologies (1)	146,064
85,100	Ford Motor (1)	1,039,071
500	Fossil (1)	62,835
3,100	Gentex	87,854
14,300	Guess?	545,116
14,100	Hasbro	557,796
19,200	hhgregg (1)	236,736
40,493	Home Depot	1,414,421
4,100	ITT Educational Services (1)	351,247
8,900	John Wiley & Sons Class A	445,534
3,300	Johnson Controls	121,935
6,600	JOS A Bank Clothiers (1)	338,646
10,000	Lear	490,000
28,400	Limited Brands	1,075,224
16,100	Lowe’s	347,438
31,600	Mattel	842,456
45,281	McDonald’s	3,915,901
46,200	News Class A	740,124
6,500	Nike Class B	585,975
23,578	Nordstrom	1,182,673
7,400	Papa John’s International (1)	230,954
10,600	PetMed Express	116,282
10,700	PetSmart	460,314
31,200	Pier 1 Imports (1)	342,888
2,400	Polaris Industries	284,520
3,078	Polo Ralph Lauren	415,745
1,700	priceline.com (1)	914,005
10,600	Rent-A-Center	286,730
12,426	Ross Stores	941,518
3,200	Scripps Networks Interactive Class A	148,288
23,000	Starbucks	922,070
4,600	Stein Mart	43,700
9,000	Superior Industries International	182,160
11,800	Target	607,582
4,400	Tiffany	350,196
26,145	Time Warner	919,258
13,500	Time Warner Cable	989,685
27,798	TJX	1,537,229
1,700	Tractor Supply	112,064
8,800	TRW Automotive Holdings (1)	444,136
8,100	Tupperware Brands	506,169
26,900	United Online	160,593
16,600	Universal Travel Group (1) (2) (3)	40,504
14,200	Viacom Class B	687,564

Shares		Value $

50,272	Walt Disney	1,941,505
12,000	Wolverine World Wide	454,440
25,500	Yum! Brands	1,346,910
		41,779,470
	Consumer Staples — 8.9%
50,000	Altria Group	1,315,000
94,458	Coca-Cola	6,424,089
25,691	Colgate-Palmolive	2,167,807
22,473	Costco Wholesale	1,758,512
29,517	CVS Caremark	1,072,943
17,600	Dr. Pepper Snapple Group	664,576
26,100	General Mills	974,835
25,465	HJ Heinz	1,340,478
21,726	Hormel Foods	629,402
17,700	Kimberly-Clark	1,156,872
39,500	Kraft Foods Class A	1,358,010
7,112	McCormick	345,999
2,000	National Beverage	29,560
7,000	Nu Skin Enterprises Class A	262,780
71,624	PepsiCo	4,586,801
72,191	Philip Morris International	5,137,833
93,511	Procter & Gamble	5,749,991
7,300	Ruddick	305,870
50,900	Tyson Foods Class A	893,804
1,400	USANA Health Sciences (1)	38,290
49,541	Walgreen	1,934,081
88,323	Wal-Mart Stores	4,655,505
		42,803,038
	Energy — 12.0%
5,300	Alliance Resource Partners LP	407,093
7,400	Anadarko Petroleum	610,944
20,000	Apache	2,474,400
11,200	Arch Coal	286,720
7,500	Atwood Oceanics (1)	350,250
6,100	Baker Hughes	472,018
4,600	BP Prudhoe Bay Royalty Trust	515,246
10,100	Chesapeake Energy	346,935
84,720	Chevron	8,812,574
10,200	Cloud Peak Energy (1)	227,460
58,859	ConocoPhillips	4,237,260
15,700	Consol Energy	841,520
5,000	Contango Oil & Gas (1)	315,400
7,900	CVR Energy (1)	212,115
25,100	Devon Energy	1,975,370
12,300	Diamond Offshore Drilling	834,309
5,000	Enbridge Energy Partners	147,500
1,200	EOG Resources	122,400
179,290	ExxonMobil	14,305,549
2,200	Gulf Island Fabrication	76,120
40,337	Halliburton	2,207,644
9,700	Hess	665,032
11,200	Hornbeck Offshore Services (1)	311,808
14,300	James River Coal (1)	271,128
3,200	Kinder Morgan Energy Partners LP	225,568
28,500	Marathon Oil	882,645
6,400	Marathon Petroleum (1)	280,256
7,020	Murphy Oil	450,824
12,900	National Oilwell Varco	1,039,353
13,000	Natural Resource Partners LP	406,770
4,100	Newfield Exploration (1)	276,422
6,800	Noble Energy	677,824
36,433	Occidental Petroleum	3,576,992
6,100	Oil States International (1)	492,270
3,400	ONEOK Partners LP	144,500
11,800	Peabody Energy	678,146
13,540	Penn Virginia Resource Partners LP	375,329
3,000	Pioneer Natural Resources	278,970
6,100	Rowan (1)	238,937
15,500	RPC	366,110
45,872	Schlumberger	4,145,453
1,700	SEACOR Holdings	170,612
3,300	Southwestern Energy (1)	147,048
21,200	Tetra Technologies (1)	272,844
5,600	Tidewater	304,304
13,300	Toreador Resources (1)	49,742
5,400	Unit (1)	324,054
35,800	Vaalco Energy (1)	238,428
15,600	W&T Offshore	422,760
		57,492,956
	Financials — 12.9%
15,500	Advance America Cash Advance Centers	109,275
34,600	Aflac	1,593,676
28,300	Allstate	784,476
8,400	American Capital Agency REIT	234,528
7,100	American Equity Investment Life Holding	84,277
29,527	American Express	1,477,531
8,100	American Financial Group	275,238
6,800	Amtrust Financial Services	157,896
14,300	Annaly Capital Management REIT	239,954
14,600	Anworth Mortgage Asset REIT	101,178
4,700	Arlington Asset Investment	131,976
11,700	Assurant	416,754
366,050	Bank of America	3,554,345
2,200	Bank of Hawaii	98,582
30,400	Bank of New York Mellon	763,344
3,600	Bank of the Ozarks	187,020
56,200	Berkshire Hathaway Class B (1)	4,168,354
36,800	BGC Partners Class A	301,392

Shares		Value $

13,500	Calamos Asset Management Class A	183,870
13,500	Capital One Financial	645,300
12,600	Capstead Mortgage REIT	159,264
2,100	Cash America International	117,516
13,200	CBL & Associates Properties REIT	234,432
66,800	Chimera Investment REIT	205,744
126,642	Citigroup	4,855,454
5,000	City Holding	156,350
7,300	CNA Financial	201,042
55,400	CNO Financial Group (1)	407,190
7,000	CommonWealth REIT	165,340
500	Credit Acceptance (1)	39,620
37,200	CVB Financial	360,468
13,700	Delphi Financial Group Class A	368,804
15,618	Discover Financial Services	399,977
11,100	Dynex Capital REIT	101,010
6,900	Ezcorp (1)	229,632
5,500	FBL Financial Group Class A	173,140
24,800	Federated Investors Class B	529,976
40,300	Fifth Third Bancorp	509,795
3,900	First Cash Financial Services (1)	168,753
4,800	First Financial Holdings	39,888
4,300	Flushing Financial	52,976
10,200	Franklin Resources	1,294,992
9,300	Getty Realty REIT	215,760
21,723	Goldman Sachs Group	2,931,954
17,300	Hartford Financial Services Group	405,166
8,600	Hatteras Financial REIT	230,652
16,700	Horace Mann Educators	243,152
76,000	Huntington Bancshares	459,420
9,000	Invesco Mortgage Capital REIT	176,220
161,263	JPMorgan Chase	6,523,088
7,000	Life Partners Holdings	34,300
11,200	Lincoln National	296,800
10,200	LTC Properties REIT	276,930
8,100	MarketAxess Holdings	211,653
8,200	Meadowbrook Insurance Group	77,080
49,700	MetLife	2,048,137
69,500	Morgan Stanley	1,546,375
3,900	Nelnet Class A	78,624
22,100	Northern Trust	992,400
20,500	NorthStar Realty Finance REIT	79,540
8,000	OneBeacon Insurance Group	101,920
31,700	PNC Financial Services Group	1,720,993
3,100	Portfolio Recovery Associates (1)	250,883
24,300	Principal Financial Group	671,409
19,600	Protective Life	416,696
7,300	Provident Financial Services	101,178
23,700	Prudential Financial	1,390,716
400	Public Storage REIT	47,852
6,400	Rayonier REIT	412,480
18,400	Regions Financial	112,056
1,900	Republic Bancorp Class A	34,409
9,000	Selective Insurance Group	147,510
12,463	Simon Property Group REIT	1,501,916
1,260	Southside Bancshares	24,986
4,900	StanCorp Financial Group	162,974
2,100	State Auto Financial	34,818
9,000	State Street	373,230
14,500	T. Rowe Price Group	823,600
7,950	Torchmark	321,100
1,800	TowneBank	23,508
5,200	Transatlantic Holdings	266,292
24,681	Travelers	1,360,664
47,800	Trustco Bank	220,836
48,151	U.S. Bancorp	1,254,815
2,500	United Fire & Casualty	42,875
6,300	Universal Insurance Holdings	26,901
40,200	Unum Group	980,478
7,000	Waddell & Reed Financial Class A	256,900
203,072	Wells Fargo	5,673,832
5,100	World Acceptance (1)	324,972
		62,190,379
	Health Care — 11.6%
67,933	Abbott Laboratories	3,486,322
31,213	Aetna	1,295,027
7,600	Almost Family (1)	192,052
6,900	Amedisys (1)	178,434
22,700	AmerisourceBergen	869,637
43,026	Amgen	2,353,522
8,300	Amsurg (1)	211,069
25,672	Baxter International	1,493,340
15,600	Becton Dickinson	1,304,316
12,300	Biogen Idec (1)	1,253,001
77,371	Bristol-Myers Squibb	2,217,453
8,100	Celgene (1)	480,330
9,400	CIGNA	467,838
3,800	Computer Programs & Systems	278,920
5,200	Continucare (1)	32,864
1,200	Corvel (1)	55,380
13,200	Coventry Health Care (1)	422,400
8,200	CR Bard	809,176
10,500	DaVita (1)	877,170
35,000	Depomed (1)	264,600
54,061	Eli Lilly	2,070,536
2,200	Emergent Biosolutions (1)	45,430
11,124	Express Scripts (1)	603,588
17,500	Five Star Quality Care (1)	86,625
25,800	Forest Laboratories (1)	956,148

Shares		Value $

8,700	Gentiva Health Services (1)	156,513
44,602	Gilead Sciences (1)	1,889,341
15,000	Healthspring (1)	615,600
2,000	Hi-Tech Pharmacal (1)	56,580
15,400	Humana	1,148,532
2,400	ICU Medical (1)	101,952
2,900	IPC The Hospitalist (1)	131,167
114,484	Johnson & Johnson	7,417,418
11,300	Laboratory Corp. of America Holdings (1)	1,025,588
13,000	LHC Group (1)	296,140
18,700	Lincare Holdings	478,533
16,100	McKesson	1,306,032
28,600	Medco Health Solutions (1)	1,798,368
13,100	Medicines (1)	196,238
10,300	Medicis Pharmaceutical Class A	382,954
56,903	Medtronic	2,051,353
93,007	Merck	3,174,329
5,400	Metropolitan Health Networks (1)	30,564
266,147	Pfizer	5,120,668
2,200	Providence Service (1)	26,070
12,200	Quest Diagnostics	658,922
14,600	Sciclone Pharmaceuticals (1)	93,732
600	St. Jude Medical	27,900
22,699	Stryker	1,233,464
1,900	Techne	144,001
4,900	Thermo Fisher Scientific (1)	294,441
2,600	U.S. Physical Therapy	62,608
27,400	UnitedHealth Group	1,359,862
5,200	Universal Health Services Class B	258,128
10,700	Varian Medical Systems (1)	671,532
6,308	Waters (1)	554,410
9,600	WellCare Health Plans (1)	420,960
1,800	WellPoint	121,590
		55,610,668
	Industrials — 9.5%
34,335	3M	2,991,952
43,500	Advanced Battery Technologies (1)	57,855
3,900	Advanced Energy Industries (1)	41,379
5,400	Alaska Air Group (1)	330,048
50,500	Applied Materials	622,160
3,700	AZZ	185,111
16,100	Boeing	1,134,567
20,108	Caterpillar	1,986,469
7,700	CH Robinson Worldwide	556,787
65,598	CSX	1,611,743
11,400	Cummins	1,195,632
6,100	Danaher	299,571
12,200	Deere	957,822
8,300	Dolan (1)	65,819
16,300	Dover	985,661
17,300	Equifax	594,428
10,000	Expeditors International of Washington	477,200
3,800	FedEx	330,144
9,400	Flowserve	934,172
22,247	General Dynamics	1,515,911
373,889	General Electric	6,696,352
1,500	Goodrich	142,710
42,491	Honeywell International	2,256,272
366	Huntington Ingalls Industries (1)	12,254
31,100	Illinois Tool Works	1,548,780
1,700	Joy Global	159,664
12,000	Kla-Tencor	477,840
5,200	Lam Research (1)	212,576
5,000	Lincoln Electric Holdings	171,100
13,500	Lockheed Martin	1,022,355
1,800	Miller Industries	29,484
23,293	Norfolk Southern	1,763,280
9,800	Northrop Grumman	592,998
11,600	Parker Hannifin	916,632
800	Precision Castparts	129,104
18,400	Raytheon	823,032
18,500	Rockwell Collins	1,019,165
40	Seaboard	104,600
6,700	Teledyne Technologies (1)	363,341
5,400	Toro	290,682
24,600	Union Pacific	2,521,008
43,464	United Parcel Service Class B	3,008,578
43,995	United Technologies	3,644,546
4,732	WW Grainger	702,087
		45,482,871
	Information Technology — 16.7%
41,600	Adobe Systems (1)	1,153,152
8,600	Altera	351,568
12,200	Amphenol Class A	596,458
27,300	Analog Devices	939,120
37,339	Apple (1)	14,580,133
17,000	Automatic Data Processing	875,330
4,900	Blackbaud	124,460
18,400	BMC Software (1)	795,248
7,100	Broadcom Class A	263,197
18,900	Brooks Automation (1)	179,739
41,200	CA	918,760
184,285	Cisco Systems	2,943,032
4,900	Cognizant Technology Solutions Class A (1)	342,363
6,800	Cogo Group (1)	32,028
26,800	Corning	426,388
100,499	Dell (1)	1,632,104

Shares		Value $

14,000	eBay (1)	458,500
45,400	EMC (1)	1,184,032
28,300	Entegris (1)	242,531
8,649	Google Class A (1)	5,221,315
20,767	Harris	827,980
101,133	Hewlett-Packard	3,555,836
8,100	IAC (1)	335,259
220,674	Intel	4,927,650
50,794	International Business Machines	9,236,889
13,900	j2 Global Communications (1)	371,686
33,000	Jabil Circuit	604,230
13,500	Kulicke & Soffa Industries (1)	124,200
16,900	Lender Processing Services	318,227
13,500	Lexmark International Class A (1)	453,195
7,400	Linear Technology	216,820
5,100	Littelfuse	260,559
1,900	Mastercard Class A	576,175
28,900	Maxim Integrated Products	663,544
13,300	Microchip Technology	448,875
314,050	Microsoft	8,604,970
10,300	Nanometrics (1)	173,967
1,100	NCI (1)	23,628
162,481	Oracle	4,968,669
11,600	Progress Software (1)	279,560
13,800	QLogic (1)	209,346
48,677	QUALCOMM	2,666,526
2,500	Renaissance Learning	32,125
3,000	Rockwell Automation	215,280
10,800	Rosetta Stone (1)	149,040
19,400	SanDisk (1)	825,082
3,800	Telular	24,244
7,300	Teradata (1)	401,208
27,900	Teradyne (1)	376,371
54,622	Texas Instruments	1,625,005
4,700	Veeco Instruments (1)	187,013
9,400	Visa Class A	804,076
31,100	Vishay Intertechnology (1)	428,247
52,100	Western Union	1,011,261
24,600	Xilinx	789,660
		79,975,861
	Materials — 3.1%
12,600	Avery Dennison	397,530
15,400	Ball	597,520
5,682	CF Industries Holdings	882,528
13,700	Cliffs Natural Resources	1,230,534
23,400	Dow Chemical	815,958
24,900	E.I. du Pont de Nemours	1,280,358
1,100	Eastman Chemical	106,249
49,800	Freeport-McMoRan Copper & Gold	2,637,408
14,400	Hecla Mining (1)	111,888
7,200	Innospec (1)	231,264
9,800	Kraton Performance Polymers (1)	353,780
15,640	Monsanto	1,149,227
2,400	NewMarket	393,648
26,000	Newmont Mining	1,445,860
19,700	Packaging Corp of America	525,399
4,200	Praxair	435,288
4,100	Schnitzer Steel Industries Class A	208,239
6,900	Scotts Miracle-Gro Class A	348,174
10,400	Sensient Technologies	386,048
12,500	Sonoco Products	400,625
1,200	Terra Nitrogen LP	184,812
16,100	Valspar	529,207
7,400	Westlake Chemical	382,950
		15,034,494
	Telecommunication Services — 2.5%
1,100	American Tower (1)	57,783
240,439	AT&T	7,035,245
11,700	CenturyLink	434,187
116,330	Verizon Communications	4,105,286
37,500	Windstream	457,875
		12,090,376
	Utilities — 2.7%
22,700	CMS Energy	434,478
17,360	Consolidated Edison	913,136
6,500	Dominion Resources	314,925
21,500	Duke Energy	399,900
5,047	Edison International	192,139
40,171	Emerson Electric	1,971,994
7,600	Energen	446,956
6,300	Entergy	420,840
36,800	Exelon	1,621,776
6,200	FirstEnergy	276,830
3,500	Integrys Energy Group	175,735
4,700	MetroPCS Communications (1)	76,516
18,400	NextEra Energy	1,016,600
7,300	Northeast Utilities	248,200
4,500	NTELOS Holdings	87,390
12,937	PG&E	535,980
14,300	Portland General Electric	354,354
25,600	PPL	714,240
10,400	SCANA	407,576
34,208	Southern	1,352,584
2,900	Suburban Propane Partners LP	128,963
17,200	USA Mobility	283,972
9,300	Westar Energy	240,033

Shares		Value $

19,600	Xcel Energy	470,400
		13,085,517
	Total United States	425,545,630
	TOTAL COMMON STOCK (Cost $417,690,455)	450,758,836

	SHORT-TERM INVESTMENT (4) — 5.8%
28,059,200	JPMorgan Prime Money Market Fund, 0.010% (Cost $28,059,200)	28,059,200

	TOTAL INVESTMENTS — 99.6% (Cost $445,749,655)*	478,818,036
	OTHER ASSETS LESS LIABILITIES — 0.4%	1,778,501
	NET ASSETS — 100%	$480,596,537

(1)   Denotes non-income producing security.

(2)   Security is fair valued.

(3)   Security considered illiquid. On July 31, 2011 the value of these securities amounted to $40,504, representing less than 1% of the net assets of the Fund.

(4)   The rate shown represents the 7-day current yield as of July 31, 2011.

* At July 31, 2011, the tax basis cost of the Fund’s investments was $448,502,129, and the unrealized appreciation and depreciation were $56,740,677 and $(26,424,770), respectively.

A summary of the open futures contracts held by the Fund at July 31, 2011, is as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	438	Sept-2011	$288,949

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2011, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Toronto Dominion Bank	8/18/11	CAD	12,820,735	USD	13,240,047	$(181,238)

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Quality Fund

(formerly Schroder QEP Global Quality Fund)

Schedule of Investments

July 31, 2011 (unaudited)

Shares		Value $

	COMMON STOCK — 98.5%

	Australia — 4.5%
33,664	Adelaide Brighton	96,896
4,222	BHP Billiton	192,118
9,698	Charter Hall Retail REIT	33,241
2,578	Coal & Allied Industries	290,384
655	Cochlear	50,997
3,607	CSL	121,614
75,349	Investa Office Fund REIT	52,978
4,682	Iress Market Technology	44,441
1,082	Leighton Holdings	25,093
54,187	Minara Resources	39,885
3,700	Monadelphous Group	77,841
24,079	Mount Gibson Iron (1)	47,616
9,418	Navitas	39,007
17,274	New Hope	101,908
421	Newcrest Mining	18,292
6,117	OZ Minerals	91,595
13,010	PanAust (1)	58,600
20,731	Platinum Asset Management	88,823
1,783	Rio Tinto	156,704
7,566	Seven West Media (1)	29,757
18,367	Stockland REIT	61,543
59,025	Telstra	193,886
2,582	Washington H Soul Pattinson	36,677
5,898	Woolworths	174,559
1,566	WorleyParsons	47,328
11,778	Wotif.com Holdings	59,521
		2,231,304
	Austria — 0.1%
1,755	Oesterreichische Post	52,334

	Belgium — 0.9%
4,048	Belgacom	141,507
2,424	Colruyt	118,091
2,699	Mobistar	188,466
		448,064
	Bermuda — 1.0%
2,800	Alterra Capital Holdings	61,012
4,300	Arch Capital Group (1)	145,340
3,900	Assured Guaranty	55,185
12,064	Catlin Group	82,079
13,734	Hiscox	91,885
3,435	Lancashire Holdings	39,420
500	RenaissanceRe Holdings	34,795
		509,716
	Brazil — 0.8%
3,953	Cielo	110,191
5,000	CPFL Energia	71,138
2,200	Natura Cosmeticos	49,795
7,300	Souza Cruz	87,344
4,200	Tractebel Energia	70,830
		389,298
	British Virgin Islands — 0.1%
9,250	Playtech	56,950

	Canada — 5.3%
900	Alimentation Couche Tard Class B	28,417
1,300	Atco Class I	83,862
1,800	Bank of Montreal	113,157
2,000	Barrick Gold	95,403
7,700	Canadian Oil Sands	210,543
5,100	Capstone Mining (1)	18,907
3,900	Centerra Gold	76,497
3,400	CGI Group Class A (1)	73,134
8,400	CI Financial	194,848
3,800	Davis & Henderson Income	73,222
2,300	GMP Capital	27,699
27,000	High River Gold Mines (1)	35,910
3,700	IGM Financial	186,376
2,200	Industrial Alliance Insurance and Financial Services	86,857
1,800	Labrador Iron Ore Royalty	69,425
3,100	Pacific Rubiales Energy	89,211
3,000	Pason Systems	46,340
2,800	Petrominerales	89,375
2,300	Power Corp. of Canada	61,059
2,800	Reitmans Canada Class A	43,661
6,200	Research In Motion (1)	155,373
4,100	Rogers Communications Class B	156,632
2,500	Shoppers Drug Mart	105,037
6,300	Sprott	54,892
5,100	Sun Life Financial	141,053
8,500	Taseko Mines (1)	38,009
700	Tim Hortons	33,551
2,100	TMX Group	95,972
500	Toronto-Dominion Bank	40,051
2,000	Transglobe Energy (1)	21,468
3,900	Trican Well Service	102,146
		2,648,087

Shares		Value $

	Cayman Islands — 0.0%
400	Herbalife	22,288

	Chile — 0.5%
15,432	Administradora de Fondos de Pensiones Provida	75,624
400	Administradora de Fondos de Pensiones Provida ADR	29,360
6,401	ENTEL Chile	129,196
		234,180
	China — 1.8%
58,000	China Construction Bank Class H	46,737
44,000	China Wireless Technologies	9,429
64,000	Dongfeng Motor Group Class H	126,630
33,000	Great Wall Motor Class H	49,796
69,000	Haitian International Holdings	83,578
64,000	Industrial & Commercial Bank of China Class H	48,698
138,000	PetroChina Class H	195,489
49,000	Shenzhou International Group Holdings	72,053
95,500	Soho China	86,636
1,700	Trina Solar ADR (1)	30,447
14,000	Weichai Power Class H	76,167
22,000	Xingda International Holdings	15,582
48,000	Yangzijiang Shipbuilding Holdings	58,045
		899,287
	Denmark — 0.5%
8,322	H Lundbeck	208,885
306	Topdanmark (1)	54,904
		263,789
	Finland — 0.6%
536	Kone Class B	31,119
6,309	Orion Class B	152,682
3,642	Sampo Class A	111,325
		295,126
	France — 1.5%
1,017	April	23,282
428	Christian Dior	68,581
5,900	CNP Assurances	113,955
1,227	Euler Hermes	108,056
2,219	Legrand	86,467
4,538	Metropole Television	103,855
597	SEB	58,975
371	Virbac	65,019
4,502	Vivendi	108,078
		736,268
	Gabon — 0.3%
275	Total Gabon	139,075

	Germany — 1.3%
1,157	Aixtron	31,226
2,435	BASF	221,227
2,800	Gerry Weber International	92,951
1,558	K+S	124,868
1,088	SMA Solar Technology	100,067
385	Wacker Chemie	73,144
		643,483
	Greece — 0.3%
10,195	OPAP	169,221

	Hong Kong — 2.9%
11,900	ASM Pacific Technology	130,706
8,000	Cheung Kong Holdings	122,257
21,500	China Mobile	213,941
81,000	CNOOC	181,053
12,000	Great Eagle Holdings	39,572
35,000	Haier Electronics Group (1)	42,619
1,600	Jardine Matheson Holdings	91,696
69,000	Lonking Holdings	35,060
92,000	Regal REIT	30,811
54,000	SmarTone Telecommunications Holding	83,563
84,000	Texwinca Holdings	118,131
9,800	VTech Holdings	114,430
13,000	Wharf Holdings	95,664
14,000	Wheelock	60,179
76,000	Xinyi Glass Holdings	64,070
58,500	XTEP International Holdings	34,454
		1,458,206
	Indonesia — 0.8%
214,000	International Nickel Indonesia	107,063
280,500	Perusahaan Gas Negara	131,252
14,500	Surya Citra Media	11,180
31,000	Tambang Batubara Bukit Asam	77,728
100,000	Telekomunikasi Indonesia	86,522
		413,745
	Ireland — 0.4%
1,700	Accenture Class A	100,538

Shares		Value $

2,460	Kerry Group Class A	101,850
		202,388
	Israel (2) — 1.0%
21,076	Bank Hapoalim	104,234
39,030	Bezeq Israeli Telecommunication	94,567
2,685	Cellcom Israel	69,868
8,914	Israel Chemicals	149,909
4,419	Partner Communications	63,406
		481,984
	Italy — 0.4%
794	Danieli & C Officine Meccaniche	21,281
15,293	Recordati	167,028
		188,309
	Japan — 7.8%
1,600	ABC-Mart	62,011
2,400	Aeon Mall	61,865
11,000	Bank of Yokohama	54,077
1,200	Benesse Holdings	52,048
4,300	Capcom	112,799
700	Daito Trust Construction	67,551
11,000	Daiwa House Industry	148,069
668	Dena	33,404
5,800	Eisai	236,104
2,400	FCC	57,838
2,100	Hisamitsu Pharmaceutical	91,631
2,400	Hoya	58,463
19	Japan Tobacco	86,487
8,000	Kaken Pharmaceutical	113,305
20	KDDI	148,784
1,300	Kobayashi Pharmaceutical	67,037
8,000	Kyowa Hakko Kirin	85,629
2,500	Lawson	135,421
47,400	Mitsubishi UFJ Financial Group	241,654
97,100	Mizuho Financial Group	160,381
12,000	Nippon Electric Glass	152,009
23,000	Nishi-Nippon City Bank	70,894
3,500	Nisshin Seifun Group	44,837
1,300	Nitto Denko	62,895
122	NTT DoCoMo	224,516
400	Oriental Land	37,560
7,000	Pacific Metals	52,439
1,370	Point	61,649
1,500	Shimamura	151,775
3,000	Shionogi	51,970
4,200	Sugi Holdings	119,025
5,600	Sumitomo Mitsui Financial Group	177,271
1,900	Sundrug	61,332
4,200	Takeda Pharmaceutical	200,741
11	Tokyu REIT	68,741
1,800	Tsuruha Holdings	92,938
2,800	Unipres	81,425
1,660	Yamada Denki	132,774
		3,919,349
	Malaysia — 0.5%
14,900	DiGi.com	152,016
22,600	Petronas Gas	102,783
		254,799
	Mexico — 0.9%
1,800	America Movil ADR	46,440
1,600	Fomento Economico Mexicano ADR	115,792
32,000	Grupo Mexico Class B	118,084
3,155	Industrias Penoles	136,025
3,100	Kimberly-Clark de Mexico	19,286
		435,627
	Netherlands — 0.7%
2,289	ASM International	65,494
5,502	ASML Holding	197,553
2,843	Royal Dutch Shell Class A	104,298
		367,345
	Norway — 1.6%
3,708	Fred Olsen Energy	143,882
5,106	Kongsberg Gruppen	142,334
3,026	Leroy Seafood Group	60,734
6,218	Statoil	153,803
5,542	TGS Nopec Geophysical	162,624
2,293	Yara International	131,504
		794,881
	Philippines — 1.0%
110,300	Aboitiz Equity Ventures	109,698
96,600	Aboitiz Power	74,519
82,600	DMCI Holdings	88,227
2,600	Philippine Long Distance Telephone ADR	147,160
9,340	Semirara Mining	50,103
43,100	Universal Robina	48,389
		518,096
	Poland — 0.4%
2,569	KGHM Polska Miedz	176,474

	Russia — 0.0%
900	CTC Media	18,954

Shares		Value $

	Singapore — 2.1%
5,000	Jardine Cycle & Carriage	200,964
10,000	Keppel Land	31,832
33,000	M1	71,584
27,000	SembCorp Marine	121,177
11,000	SIA Engineering	37,026
9,000	Singapore Land	52,136
63,000	Singapore Post	57,335
70,000	Singapore Telecommunications	195,479
77,000	StarHub	180,469
11,000	Straits Asia Resources	27,701
20,000	UOL Group	85,771
		1,061,474
	South Africa — 1.3%
5,622	Adcock Ingram Holdings	51,345
10,801	AVI	52,136
26,245	FirstRand	75,719
1,866	Kumba Iron Ore	142,542
29,690	RMB Holdings	112,240
11,178	Sanlam	45,253
381	Sasol	19,161
7,271	Vodacom Group	92,596
3,586	Wilson Bayly Holmes-Ovcon	57,984
		648,976
	South Korea — 0.6%
229	Hyundai Heavy Industries	88,645
2,140	KP Chemical	52,079
2,407	KT&G	149,809
		290,533
	Spain — 1.3%
8,248	Antena 3 de Television	65,667
7,195	Banco Bilbao Vizcaya Argentaria	75,988
4,891	Duro Felguera	39,221
4,638	Enagas	105,977
2,077	Grupo Catalana Occidente	49,548
1,400	Prosegur Cia de Seguridad	64,442
940	Red Electrica	51,380
976	Tecnicas Reunidas	43,200
3,324	Viscofan	123,960
3,227	Zardoya Otis	46,741
		666,124
	Sweden — 1.6%
2,543	Assa Abloy Class B	65,558
4,311	Atlas Copco Class A	102,223
2,378	Axfood	91,748
1,406	Hoganas Class B	55,677
3,365	Intrum Justitia	52,311
4,988	Lundin Petroleum (1)	68,896
2,907	SKF Class B	76,883
7,586	Tele2 Class B	162,026
15,998	TeliaSonera	122,658
		797,980
	Switzerland — 2.7%
2,800	ACE	187,544
2,100	Allied World Assurance Holdings	114,345
16,635	Ferrexpo	126,314
2,300	Garmin	75,049
101	Geberit	23,893
1,193	Meyer Burger Technology (1)	41,985
2,962	Nestle	189,100
2,064	Novartis	127,181
497	Partners Group Holding	94,652
1,330	Roche Holding	239,268
7,787	UBS	129,701
		1,349,032
	Taiwan — 1.1%
17,595	Chicony Electronics	33,703
2,100	HTC	62,411
23,100	Powertech Technology	66,331
33,000	Taiwan Mobile (1)	90,644
5,000	Taiwan Prosperity Chemical	22,168
8,900	Taiwan Semiconductor Manufacturing ADR	110,004
17,000	Tripod Technology	67,423
35,500	TSRC	96,036
		548,720
	Thailand — 0.8%
38,300	Advanced Info Service NVDR	148,395
1,650	Banpu NVDR	40,517
20,600	PTT Exploration & Production NVDR	127,152
8,300	Siam Makro NVDR	64,874
		380,938
	Turkey — 1.0%
10,988	Asya Katilim Bankasi (1)	15,556
7,173	Ford Otomotiv Sanayi	56,510
12,695	Trakya Cam Sanayi	26,996
17,304	Turk Telekomunikasyon	73,800
2,978	Turk Traktor ve Ziraat Makineleri	67,738
21,442	Turkcell Iletisim Hizmetleri	111,262
23,873	Turkiye Is Bankasi Class C	68,584

Shares		Value $

48,821	Turkiye Sinai Kalkinma Bankasi	68,827
		489,273
	United Arab Emirates — 0.1%
8,297	Lamprell	52,295

	United Kingdom — 7.9%
26,992	Aberdeen Asset Management	97,715
6,968	African Barrick Gold	60,461
1,922	Antofagasta	44,493
13,266	Ashmore Group	87,839
5,993	AstraZeneca	292,521
28,462	BAE Systems	142,055
26,069	Beazley	55,383
4,635	BHP Billiton	172,969
2,989	British American Tobacco	138,411
3,611	Bunzl	45,739
8,288	Cairn Energy (1)	50,319
5,878	Capita Group	69,290
11,547	Carillion	69,537
42,442	Centrica	213,642
921	Croda International	28,820
7,995	Domino Printing Sciences	87,158
13,102	Drax Group	115,083
11,126	Electrocomponents	42,452
3,121	Eurasian Natural Resources	39,583
10,300	Halfords Group	54,570
14,090	Halma	93,688
2,496	Hargreaves Lansdown	23,358
28,519	Henderson Group	74,963
20,267	HSBC Holdings	197,815
14,625	IG Group Holdings	106,274
7,839	IMI	135,135
7,519	Mitie Group	29,590
14,346	N Brown Group	67,127
2,907	Next	113,351
8,227	Northumbrian Water Group	60,998
2,280	Petrofac	52,443
2,951	Reckitt Benckiser Group	167,489
9,692	Reed Elsevier	88,154
3,176	Rio Tinto	224,216
12,602	Sage Group	56,773
14,361	Senior	43,902
10,827	Smith & Nephew	113,942
2,340	Spirax-Sarco Engineering	72,111
5,378	Standard Chartered	137,565
13,917	Tesco	87,614
1,209	Victrex	28,960
7,954	WH Smith	66,274
		3,949,782
	United States — 40.1%
	Consumer Discretionary — 4.4%
3,300	Advance Auto Parts	181,401
4,500	Aeropostale (1)	75,825
700	Apollo Group Class A (1)	35,581
1,100	Bed Bath & Beyond (1)	64,339
2,700	Best Buy	74,520
2,500	Big Lots (1)	87,075
2,100	Buckle	93,051
2,900	Career Education (1)	65,801
400	Coach	25,824
1,700	DeVry	105,638
700	Dollar Tree (1)	46,361
4,800	GameStop Class A (1)	113,184
4,600	Gap	88,734
1,700	Guess?	64,804
1,400	ITT Educational Services (1)	119,938
1,000	John Wiley & Sons Class A	50,060
800	JOS A Bank Clothiers (1)	41,048
6,900	Mattel	183,954
1,500	McDonald’s	129,720
1,800	McGraw-Hill	74,880
500	Nike Class B	45,075
2,000	PetSmart	86,040
200	Polo Ralph Lauren	27,014
900	Ross Stores	68,193
600	Strayer Education	72,990
1,800	TJX	99,540
900	Tupperware Brands	56,241
900	Yum! Brands	47,538
		2,224,369
	Consumer Staples — 3.2%
600	Brown-Forman Class B	44,136
800	Campbell Soup	26,440
2,400	Coca-Cola	163,224
1,600	Colgate-Palmolive	135,008
1,400	General Mills	52,290
1,300	Hershey	73,372
4,400	Hormel Foods	127,468
600	Kimberly-Clark	39,216
1,100	Lorillard	116,842
2,600	McCormick	126,490
800	Nu Skin Enterprises Class A	30,032
900	PepsiCo	57,636
1,200	Philip Morris International	85,404
3,600	Ruddick	150,840
4,500	Walgreen	175,680

Shares		Value $

3,700	Wal-Mart Stores	195,027
		1,599,105
	Energy — 6.2%
2,100	Alliance Resource Partners LP	161,301
2,000	Apache	247,440
1,500	Atwood Oceanics (1)	70,050
900	BP Prudhoe Bay Royalty Trust	100,809
2,800	Chevron	291,256
1,900	Cimarex Energy	167,428
500	Contango Oil & Gas (1)	31,540
3,500	Devon Energy	275,450
3,700	Diamond Offshore Drilling	250,971
1,700	Energen	99,977
2,400	ExxonMobil	191,496
400	FMC Technologies (1)	18,240
1,300	Hess	89,128
2,900	Murphy Oil	186,238
800	National Oilwell Varco	64,456
3,800	Natural Resource Partners LP	118,902
1,000	Noble Energy	99,680
2,100	Occidental Petroleum	206,178
900	Oceaneering International	38,880
1,900	Peabody Energy	109,193
3,500	RPC	82,670
500	Southwestern Energy (1)	22,280
900	Walter Energy	110,313
1,200	Whiting Petroleum (1)	70,320
		3,104,196
	Financials — 4.4%
3,000	Aflac	138,180
2,900	Amtrust Financial Services	67,338
2,200	Bank of Hawaii	98,582
3,200	Bank of New York Mellon	80,352
2,230	Citigroup	85,498
3,600	CNO Financial Group (1)	26,460
1,950	Commerce Bancshares	79,775
2,700	Delphi Financial Group Class A	72,684
5,900	Federated Investors Class B	126,083
1,000	Franklin Resources	126,960
1,100	Goldman Sachs Group	148,467
1,800	HCC Insurance Holdings	54,234
3,900	JPMorgan Chase	157,755
900	National Health Investors REIT	40,941
2,700	PNC Financial Services Group	146,583
800	Portfolio Recovery Associates (1)	64,744
1,600	ProAssurance (1)	111,440
900	PS Business Parks REIT	51,129
1,600	Rayonier REIT	103,120
1,400	RLI	88,410
600	StanCorp Financial Group	19,956
1,600	State Street	66,352
700	T. Rowe Price Group	39,760
5,500	TD Ameritrade Holding	100,980
2,800	Waddell & Reed Financial Class A	102,760
700	World Acceptance (1)	44,604
		2,243,147
	Health Care — 7.6%
2,900	Abbott Laboratories	148,828
1,200	AMERIGROUP (1)	66,000
6,800	AmerisourceBergen	260,508
1,600	Amgen	87,520
2,600	Baxter International	151,242
1,900	Becton Dickinson	158,859
5,400	Bristol-Myers Squibb	154,764
1,300	Chemed	79,053
3,200	CIGNA	159,264
1,600	CR Bard	157,888
7,800	Eli Lilly	298,740
3,900	Gilead Sciences (1)	165,204
3,700	Healthspring (1)	151,848
2,500	Humana	186,450
200	Idexx Laboratories (1)	16,588
3,700	Johnson & Johnson	239,723
2,300	Laboratory Corp. of America Holdings (1)	208,748
5,000	Lincare Holdings	127,950
1,300	Magellan Health Services (1)	67,730
7,400	Medtronic	266,770
100	Mettler-Toledo International (1)	15,481
4,900	PSS World Medical (1)	117,257
200	Quality Systems	18,272
2,300	Quest Diagnostics	124,223
2,300	St. Jude Medical	106,950
1,500	Stryker	81,510
2,800	UnitedHealth Group	138,964
400	Varian Medical Systems (1)	25,104
300	Waters (1)	26,367
		3,807,805
	Industrials — 3.7%
700	3M	60,998
5,400	Applied Materials	66,528
600	Clean Harbors (1)	31,650
800	Cubic	38,832
600	Cummins	62,928
2,300	Dover	139,081
2,800	Emerson Electric	137,452

Shares		Value $

3,800	General Dynamics	258,932
1,100	Hubbell Class B	65,417
1,300	ITT	69,342
1,600	Kla-Tencor	63,712
700	L-3 Communications Holdings	55,384
2,400	Lockheed Martin	181,752
1,300	Northrop Grumman	78,663
1,700	Parker Hannifin	134,334
500	Rockwell Collins	27,545
1,000	Union Pacific	102,480
1,700	United Parcel Service Class B	117,674
1,300	United Technologies	107,692
300	WW Grainger	44,511
		1,844,907
	Information Technology — 8.2%
2,900	Altera	118,552
2,100	Analog Devices	72,240
400	Apple (1)	156,192
2,200	Automatic Data Processing	113,278
2,100	BMC Software (1)	90,762
2,700	Broadcom Class A	100,089
3,200	Broadridge Financial Solutions	73,792
9,300	CA	207,390
1,800	CACI International Class A (1)	106,344
700	Cisco Systems	11,179
12,100	Dell (1)	196,504
4,200	Harris	167,454
5,300	Hewlett-Packard	186,348
11,900	Intel	265,727
1,000	International Business Machines	181,850
400	Intuit (1)	18,680
3,700	j2 Global Communications (1)	98,938
400	Jack Henry & Associates	11,580
4,400	Lam Research (1)	179,872
3,100	Lexmark International Class A (1)	104,067
4,100	Linear Technology	120,130
1,800	Mantech International Class A	73,440
2,600	Microchip Technology	87,750
10,000	Microsoft	274,000
1,700	NeuStar Class A (1)	44,268
9,700	ON Semiconductor (1)	84,293
1,500	Oracle	45,870
700	Paychex	19,761
6,500	QLogic (1)	98,605
9,500	SAIC (1)	152,285
300	Syntel	16,491
400	Teradata (1)	21,984
9,400	Teradyne (1)	126,806
4,900	Texas Instruments	145,775
2,200	ValueClick (1)	39,732
1,600	Veeco Instruments (1)	63,664
7,000	Vishay Intertechnology (1)	96,390
3,700	Xilinx	118,770
		4,090,852
	Materials — 2.2%
900	Albemarle	59,922
1,400	Aptargroup	71,470
2,300	Cabot	89,930
700	CF Industries Holdings	108,724
2,300	Cliffs Natural Resources	206,586
200	Ecolab	10,000
2,800	Freeport-McMoRan Copper & Gold	148,288
500	NewMarket	82,010
3,100	Newmont Mining	172,391
800	Sherwin-Williams	61,736
200	Sigma-Aldrich	13,420
1,300	Southern Copper	44,408
100	Terra Nitrogen LP	15,401
		1,084,286
	Utilities — 0.2%
2,700	Aqua America	57,105
600	Exelon	26,442
		83,547
	Total United States	20,082,214
	TOTAL COMMON STOCK (Cost $48,497,716)	49,285,968

	PREFERRED STOCK — 1.0%
	Brazil — 0.8%
6,200	AES Tiete	96,286
2,400	Cia de Bedidas das Americas ADR	72,048
2,000	Cia de Gas de Sao Paulo	50,026
3,400	Telecomunicacoes de San Paulo ADR	107,848
2,800	Vale ADR	82,656
		408,864
	Germany — 0.2%
1,878	Fuchs Petrolub	97,847
	TOTAL PREFERRED STOCK (Cost $460,333)	506,711

Shares		Value $

	SHORT-TERM INVESTMENT (3) — 0.6%
322,695	JPMorgan Prime Money Market Fund, 0.010% (Cost $322,695)	322,695

	TOTAL INVESTMENTS — 100.1% (Cost $49,280,744)*	50,115,374
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(51,366)
	NET ASSETS — 100%	$50,064,008

(1)          Denotes non-income producing security.

(2)          Security is fair valued.

(3)          The rate shown represents the 7-day current yield as of July 31, 2011.

* At July 31, 2011, the tax basis cost of the Fund’s investments was $49,280,744, and the unrealized appreciation and depreciation were $2,920,433 and $(2,085,803), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2011, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Barclays Capital	9/8/11	ZAR	3,078,600	USD	449,317	$(9,058)
JPMorgan	9/8/11	TRY	811,800	USD	481,010	3,562
						$(5,496)

ADR — American Depositary Receipt

LP — Limited Partnership

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Schroder Mutual Funds

Fair Value Measurements
July 31, 2011 (unaudited)

The following is a summary of the inputs used as of July 31, 2011, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (1)
Bahamas	$262,548	$—	$—	$262,548
Bermuda	3,889,388	—	—	3,889,388
Canada	14,385,858	—	—	14,385,858
Cayman Islands	250,740	—	—	250,740
China	524,439	—	—	524,439
Guernsey	431,961	—	—	431,961
Ireland	650,649	—	—	650,649
Israel	489,720	—	—	489,720
Puerto Rico	210,228	—	—	210,228
Russia	440,154	—	—	440,154
Switzerland	3,445,777	—	—	3,445,777
United Kingdom	231,744	—	—	231,744
United States
Consumer Discretionary	41,738,966	—	40,504	41,779,470
Consumer Staples	42,803,038	—	—	42,803,038
Energy	57,492,956	—	—	57,492,956
Financials	62,190,379	—	—	62,190,379
Health Care	55,610,668	—	—	55,610,668
Industrials	45,482,871	—	—	45,482,871
Information Technology	79,975,861	—	—	79,975,861
Materials	15,034,494	—	—	15,034,494
Telecommunication Services	12,090,376	—	—	12,090,376
Utilities	13,085,517	—	—	13,085,517
	450,718,332	—	40,504	450,758,836
Short-Term Investment	28,059,200	—	—	28,059,200
Total Investments in Securities	$478,777,532	$—	$40,504	$478,818,036

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures — Unrealized Appreciation	$288,949	$—	$—	$288,949
Forwards — Unrealized Depreciation	—	(181,238)	—	(181,238)
Total Other Financial Instruments	$288,949	$(181,238)	$—	$107,711

Schroder Global Quality Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock (2)
Australia	$2,231,304	$—	$—	$2,231,304
Austria	52,334	—	—	52,334
Belgium	448,064	—	—	448,064
Bermuda	509,716	—	—	509,716
Brazil	389,298	—	—	389,298
British Virgin Islands	56,950	—	—	56,950
Canada	2,648,087	—	—	2,648,087
Cayman Islands	22,288	—	—	22,288
Chile	234,180	—	—	234,180
China	899,287	—	—	899,287
Denmark	263,789	—	—	263,789
Finland	295,126	—	—	295,126
France	736,268	—	—	736,268
Gabon	139,075	—	—	139,075
Germany	643,483	—	—	643,483
Greece	169,221	—	—	169,221
Hong Kong	1,458,206	—	—	1,458,206
Indonesia	413,745	—	—	413,745
Ireland	202,388	—	—	202,388
Israel	—	481,984	—	481,984
Italy	188,309	—	—	188,309
Japan	3,919,349	—	—	3,919,349
Malaysia	254,799	—	—	254,799
Mexico	435,627	—	—	435,627
Netherlands	367,345	—	—	367,345
Norway	794,881	—	—	794,881
Philippines	518,096	—	—	518,096
Poland	176,474	—	—	176,474
Russia	18,954	—	—	18,954
Singapore	1,061,474	—	—	1,061,474
South Africa	648,976	—	—	648,976
South Korea	290,533	—	—	290,533
Spain	666,124	—	—	666,124
Sweden	797,980	—	—	797,980
Switzerland	1,349,032	—	—	1,349,032
Taiwan	548,720	—	—	548,720
Thailand	380,938	—	—	380,938
Turkey	489,273	—	—	489,273
United Arab Emirates	52,295	—	—	52,295
United Kingdom	3,949,782	—	—	3,949,782
United States
Consumer Discretionary	2,224,369	—	—	2,224,369
Consumer Staples	1,599,105	—	—	1,599,105
Energy	3,104,196	—	—	3,104,196
Financials	2,243,147	—	—	2,243,147
Health Care	3,807,805	—	—	3,807,805
Industrials	1,844,907	—	—	1,844,907
Information Technology	4,090,852	—	—	4,090,852
Materials	1,084,286	—	—	1,084,286
Utilities	83,547	—	—	83,547
	48,803,984	481,984	—	49,285,968

	Level 1	Level 2	Level 3	Total
Investments in Securities (continued)
Preferred Stock
Brazil	$408,864	$—	$—	$408,864
Germany	97,847	—	—	97,847
Total Preferred Stock	506,711	—	—	506,711
Short-Term Investment	322,695	—	—	322,695
Total Investments in Securities	$49,633,390	$481,984	$—	$50,115,374

Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$3,562	$—	$3,562
Forwards — Unrealized Depreciation	—	(9,058)	—	(9,058)
Total Other Financial Instruments	$—	$(5,496)	$—	$(5,496)

(1)

A transfer between Level 1 and Level 3 occurred during the reporting period. The transfer into Level 3 was due to changes in the availability of observable inputs used to determine fair value. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

(2)

The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may be valued at fair value.

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2011 through July 31, 2011 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2011

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2011

*     Print the name and title of each signing officer under his or her signature.